Quarterly Holdings Report
for
Fidelity® Arizona Municipal Income Fund
May 31, 2023
AZI-NPRT3-0723
1.802196.119
Municipal Bonds - 96.0%
	Principal Amount (a)	Value ($)
Arizona - 94.3%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2015 B, 5% 7/1/31	1,525,000	1,575,412
Series 2015 D:
5% 7/1/34	500,000	515,816
5% 7/1/35	900,000	926,095
Arizona Ctfs. of Prtn. Series 2015:
5% 9/1/27	290,000	300,671
5% 9/1/27 (Pre-Refunded to 9/1/25 @ 100)	1,210,000	1,255,857
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006, 5% 7/1/32	470,000	470,536
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 4.278%, tender 1/1/37 (b)(c)	1,000,000	928,782
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A:
3% 2/1/45	1,000,000	761,125
4% 2/1/50	2,005,000	1,813,932
5% 2/1/40	700,000	740,796
Series 2021 A:
4% 2/1/39	500,000	488,241
4% 2/1/40	1,000,000	968,657
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/35	200,000	201,897
4% 9/1/36	355,000	354,887
4% 9/1/46	1,000,000	895,146
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,611,161
Series 2017A, 5% 7/1/31	385,000	414,604
Arizona State Univ. Revs.:
Series 2019 A, 5% 7/1/40	510,000	550,855
Series 2020 A:
5% 7/1/39	390,000	427,264
5% 7/1/43	2,925,000	3,171,195
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	361,998
5% 7/1/28	500,000	515,918
5% 7/1/29	455,000	469,023
Bullhead City Excise Taxes Series 2021, 2.55% 7/1/46	3,000,000	2,112,196
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	516,399
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(d)	3,000,000	3,075,280
Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(d)	3,700,000	3,724,151
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(d)	1,000,000	1,001,519
Glendale Union School District 205 Series A:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,001,032
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	991,032
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,310,000	2,486,704
5% 7/1/32	1,000,000	1,070,142
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	242,181
5% 7/1/33	435,000	395,063
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,036,322
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,055,885
Indl. Dev. Auth. of The City of Glendale Sr. Living Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	1,000,000	827,483
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,095,972
Series 2019 A:
5% 9/1/29	310,000	334,292
5% 9/1/33	275,000	295,886
5% 9/1/34	680,000	729,769
Series 2021 A:
3% 9/1/51	3,000,000	2,144,015
4% 9/1/51	1,500,000	1,347,701
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	500,000	391,385
6% 1/1/48 (e)	500,000	346,186
Maricopa County Phoenix Union High School District #210 Series 2017 B:
5% 7/1/32	1,180,000	1,296,021
5% 7/1/34	585,000	641,462
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	200,000	208,634
Series C, 5%, tender 10/18/24 (b)	125,000	127,446
Series 2016 A:
5% 1/1/25	105,000	107,548
5% 1/1/34	2,935,000	3,085,811
5% 1/1/38	2,320,000	2,404,503
Series 2019 E, 3% 1/1/49	3,000,000	2,252,255
Series 2019 F, 4% 1/1/45	1,000,000	955,566
Maricopa County School District #214 Tolleson Series 2018 A, 5% 7/1/31	350,000	375,938
Maricopa County School District #28 Kyrene Elementary:
Series 2015 C, 4% 7/1/29	650,000	661,277
Series 2019 A, 5% 7/1/37	1,000,000	1,079,421
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,072,973
Maricopa County Unified School District #48 Scottsdale:
Series 2017 B, 5% 7/1/33	3,015,000	3,237,236
Series D, 4% 7/1/34	350,000	368,960
Maricopa County Unified School District #69 Paradise Valley Series 2022, 5% 7/1/31	105,000	121,693
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,075,624
5% 7/1/38	3,850,000	3,993,295
Mesa Util. Sys. Rev.:
Series 2019 A, 5% 7/1/43	2,015,000	2,164,322
Series 2021:
4% 7/1/35	1,000,000	1,035,193
5% 7/1/45	1,000,000	1,079,297
Northern Arizona Univ. Revs.:
Series 2015, 5% 6/1/30	1,000,000	1,026,490
Series 2020 B, 5% 6/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,091,496
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (d)	25,000	26,269
5% 7/1/35 (d)	2,425,000	2,536,103
Series 2017 D, 5% 7/1/31	2,000,000	2,137,543
Series 2019 B, 5% 7/1/33 (d)	280,000	300,146
Series 2023, 5% 7/1/30 (d)(f)	2,000,000	2,182,201
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	185,000	202,716
5% 7/1/35	1,000,000	1,078,814
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,413,366
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2022, 5% 7/1/37	1,000,000	1,129,148
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,051,374
Phoenix IDA Student Hsg. Rev.:
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/36	1,175,000	1,197,767
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,503,939
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	380,343
5% 7/1/27 (d)	400,000	400,204
Pima County Indl. Dev. Auth. Rev. Series 2021 A:
4% 4/1/37	415,000	397,354
4% 4/1/46	3,000,000	2,729,516
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2015 A, 5% 12/1/34	1,600,000	1,647,679
Series 2019 A, 5% 1/1/35	395,000	443,510
Series A, 5% 1/1/37	880,000	974,227
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	2,910,000	2,956,119
5.5% 12/1/29	3,000,000	3,184,310
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	417,219
Tempe Excise Tax Rev. Series 2016:
5% 7/1/28	315,000	332,414
5% 7/1/29	500,000	526,588
5% 7/1/30	325,000	341,794
5% 7/1/31	375,000	393,928
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	1,000,000	707,502
Tucson Wtr. Rev. Series 2017, 5% 7/1/34	1,000,000	1,067,771
Univ. of Arizona Univ. Revs.:
Series 2015 A, 5% 6/1/30	2,500,000	2,580,359
Series 2019 A, 5% 6/1/41	1,965,000	2,111,264
Series 2020 C, 5% 8/1/28	900,000	989,517
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/28	1,315,000	1,446,086
Window Rock Unified School District No. 8 of Apache County Impact Aid Rev. Series 2022:
5% 7/1/35	500,000	547,828
5% 7/1/36	500,000	542,804
Yavapai County Indl. Dev. Auth.:
Series 2016, 5% 8/1/36	1,305,000	1,346,781
Series 2019:
4% 8/1/43	350,000	318,667
5% 8/1/24	325,000	329,223
5% 8/1/25	400,000	410,966
5% 8/1/26	600,000	624,435
5% 8/1/27	625,000	658,140
5% 8/1/39	1,060,000	1,095,908
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,032,786
TOTAL ARIZONA		125,097,552
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (d)	95,000	95,772
Puerto Rico - 1.6%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (e)	395,000	391,049
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	435,874	255,461
5.625% 7/1/27	50,000	52,263
5.625% 7/1/29	150,000	158,884
5.75% 7/1/31	365,000	393,046
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	50,000	43,682
5% 7/1/27	125,000	130,502
5% 7/1/32	95,000	104,223
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 4.55% 7/1/40	310,000	295,029
Series 2019 A2, 4.329% 7/1/40	405,000	375,204
TOTAL PUERTO RICO		2,199,343
TOTAL MUNICIPAL BONDS (Cost $133,094,170)		127,392,667

Municipal Notes - 4.1%
	Principal Amount (a)	Value ($)
Arizona - 4.1%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series MIZ 91 18, 4.12% 6/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h) (Cost $5,399,999)	5,400,000	5,399,999

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $138,494,169)	132,792,666
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(143,385)
NET ASSETS - 100.0%	132,649,281

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,128,620 or 0.9% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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